OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2023
OPERATING LEASES
Summary of supplemental information related to operating leases

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets	86,597,121	76,821,285

Operating lease liabilities—current (Note 12)	7,743,648	5,094,066
Operating lease liabilities—non-current	7,569,128	280,421
Total operating lease liabilities	15,312,776	5,374,487

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of operating lease liabilities	9,569,023	8,046,828	7,711,479
Right-of-use assets obtained in exchange for new operating lease liabilities	10,201,553	921,405	3,744,607
Right-of-use assets obtained in exchange for prepayment for land use right	26,550,000	—	—
Modification to right-of-use assets	(11,469,923)	—	(5,217,099)

Schedule of maturities of lease liabilities under the group's non-cancellable operating leases

As of December 31, 2023
RMB
Within 1 year	5,176,941
After 1 year but within 2 years	284,407
Total undiscounted lease payment	5,461,348
less: Imputed interest	(86,861)
Present value of lease liabilities	5,374,487